Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the twelve months ended December 31, 2019, 2018 and 2017 was as follows:

	Twelve Months Ended December 31,
	2019	2018	2017
	($ in millions)
Premiums written:
Direct	$1,956.9	$1,951.2	$1,812.4
Assumed	1,485.5	1,495.7	1,548.5
Ceded	(1,014.5)	(1,364.9)	(1,148.4)
Net premiums written	$2,427.9	$2,082.0	$2,212.5

Premiums earned:
Direct	$1,927.5	$1,940.5	$1,757.4
Assumed	1,494.9	1,593.9	1,451.8
Ceded	(1,129.1)	(1,319.7)	(902.6)
Net premiums earned	$2,293.3	$2,214.7	$2,306.6

Insurance losses and loss adjustment expenses:
Direct	$1,415.5	$1,458.9	$1,673.6
Assumed	1,147.9	1,196.1	1,399.9
Ceded	(883.7)	(1,082.0)	(1,078.8)
Net insurance losses and loss adjustment expenses	$1,679.7	$1,573.0	$1,994.7